Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Number of common stock received on exercise of performance warrants	174,000
Number of shares units	51,000
Restricted Share Units [Member]
Related Party Transactions [Line Items]
Shares issued		500,000
Waterous Energy Fund [Member]
Related Party Transactions [Line Items]
Legal fees (in Dollars)	$ 2.0
M3-Brigade Sponsor III, LP [Member]
Related Party Transactions [Line Items]
Fair market value of consulting services (in Dollars)		$ 4.3